Stock-Based Compensation Assumptions Used (Detail) - Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	21.00% [1]	24.30%	[2]	24.30%	[2]	22.40%	[2]
Dividend yield	0.50%	0.60%	[3]	0.60%	[3]	0.50%	[3]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.95%	1.21%		1.60%		1.70%
Expected years until exercise	5 years 6 months	5 years 6 months		5 years 6 months		5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.26%	1.77%		2.20%		2.40%
Expected years until exercise	8 years	8 years		8 years		8 years

[1]	Weighted average volatility was estimated based on an average historical stock price volatility of a group of peer companies, given our limited trading history.
[2]	Weighted average volatility post-Separation was estimated based on an average historical stock price volatility of a group of peer companies given our limited trading history. Weighted average volatility for periods prior to the Separation was based on implied volatility from traded options on Danaher's stock and the historical volatility of Danaher's stock.
[3]	The dividend yield post-Separation is calculated by dividing our annual dividend, based on the most recent quarterly dividend rate, by Fortive's closing stock price on the grant date. The dividend yields for periods prior to the Separation were calculated by dividing Danaher's annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date.